Property and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment-at cost	$ 162,649	$ 112,262
Less accumulated depreciation	(86,887)	(55,425)
Property and equipment-net	75,762	56,837
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment-at cost	713
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment-at cost	5,091
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment-at cost	40,336	22,550
Computers and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment-at cost	97,332	76,274
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment-at cost	5,914	4,045
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment-at cost	7,126	7,015
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment-at cost	$ 6,137	$ 2,378